Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2017	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,835	¥—	¥18,835	¥(15,053)	¥(726)	¥3,056
Receivables under resale agreements	11,044	(2,856)	8,188	(7,461)	(11)	716
Receivables under securities borrowing transactions	11,003	—	11,003	(10,880)	(9)	114

Total	¥40,882	¥(2,856)	¥38,026	¥(33,394)	¥(746)	¥3,886

Financial liabilities:
Derivative liabilities	¥18,562	¥—	¥18,562	¥(15,063)	¥(1,229)	¥2,270
Payables under repurchase agreements(1)	20,549	(2,856)	17,693	(17,489)	(11)	193
Payables under securities lending transactions	5,549	—	5,549	(5,526)	(8)	15
Obligations to return securities received as collateral	3,516	—	3,516	(492)	—	3,024

Total	¥48,176	¥(2,856)	¥45,320	¥(38,570)	¥(1,248)	¥5,502

At September 30, 2017	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,256	¥—	¥16,256	¥(12,843)	¥(670)	¥2,743
Receivables under resale agreements	9,676	(2,975)	6,701	(6,127)	(13)	561
Receivables under securities borrowing transactions	9,839	—	9,839	(9,723)	(16)	100

Total	¥35,771	¥(2,975)	¥32,796	¥(28,693)	¥(699)	¥3,404

Financial liabilities:
Derivative liabilities	¥16,273	¥—	¥16,273	¥(12,691)	¥(1,539)	¥2,043
Payables under repurchase agreements(1)	22,057	(2,892)	19,165	(18,946)	(29)	190
Payables under securities lending transactions	4,790	—	4,790	(4,757)	(12)	21
Obligations to return securities received as collateral	2,700	—	2,700	(704)	—	1,996

Total	¥45,820	¥(2,892)	¥42,928	¥(37,098)	¥(1,580)	¥4,250

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,611,916 million and ¥2,046,159 million at March 31, 2017 and September 30, 2017, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.